Income tax - Reconciliation of tax expense and accounting loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of tax expense and accounting loss
Loss before tax			€ (1)	€ (95)	€ (77)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax				(28)	(22)
Tax losses for which no deferred income tax asset was recognized				1	2
Remeasurement of deferred taxes			(69)	(5)	(5)
Adjustment in respect of prior years			(4)	7	(18)
Income subject to state and other local income taxes			15	9	11
Income taxed at rates other than standard tax rates			(17)	19	27
Non-deductible items			33	60	52
Other			7	(3)	(4)
Income tax (credit)/charge			(35)	60	43
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax (credit)/charge			€ (122)	€ (43)	€ (32)
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate			27.08%	29.22%	29.22%
United States
Reconciliation of tax expense and accounting loss
Standard tax rate			35.00%
United States | Exceptional items
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			€ (68)
United States | Exceptional items | Ardagh Group S.A.
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			68
United States | Estimate
Reconciliation of tax expense and accounting loss
Standard tax rate		21.00%
France
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			€ (1)
Standard tax rate			28.00%
France | Estimate
Reconciliation of tax expense and accounting loss
Standard tax rate	25.00%